THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.


                       ANNUAL INVESTMENT ADVISER'S REPORT



     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.1%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of the year.

     While the Fed is concerned about the deceleration in growth, they cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not ease policy again at its August meeting, and it's uncertain that they will do so in September. The Fund's taxable money market portfolio extended their maturities this year to be positioned for declining short-term interest rates.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty during this period. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers. In terms of portfolio strategy, this translated into an emphasis on shorter average weighted maturities. In addition, underlying and reinforcing this cautious policy was a string of interest rate increases by the Federal Reserve that offered little incentive to extend maturities. Currently, as the economic indicators have turned more mixed, the extent and direction of future Fed policy moves has become the subject of much debate in the marketplace. Average maturities of money market funds have been increasing recently, but it remains to be seen whether or not the Federal Reserve has successfully engineered a soft landing for the economy.

     As the year enters its final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a long-term growth rate of 2.5%, coupled with low inflation pressures, should give the Fed enough comfort to ease policy again before the end of the year.

                            PNC Institutional Management Corporation
                            (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios of The RBB Fund, Inc., as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios of The RBB Fund, Inc. as of August 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                   ------------   --------------
AGENCY OBLIGATIONS--4.4%
Student Loan Marketing Association
   Variable Rate Notes (DAGGER)
   5.650% 09/05/1995 ..........................    $     25,000   $   25,000,000
   5.690% 09/05/1995 ..........................          20,000       20,000,000
   5.700% 09/05/1995 ..........................          10,000       10,000,000
   5.710% 09/05/1995 ..........................          25,000       24,989,366
                                                                   -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $79,989,366) .....................                       79,989,366
                                                                   -------------
BANK NOTES--6.9%
Huntington National Bank of Ohio
   (Huntington Bankshare Inc.)
   5.760% 11/02/1995 ..........................          25,000       24,999,961
First National Bank of Boston
   5.750% 11/01/1995 ..........................          30,000       30,000,000
   5.630% 01/08/1996 ..........................          50,000       50,000,000
Mellon Bank
   6.220% 11/01/1995 ..........................          19,500       19,500,320
                                                                   -------------
     TOTAL BANK NOTES
       (Cost $124,500,281) ....................                      124,500,281
                                                                   -------------
CERTIFICATES OF DEPOSIT--7.5%
Yankee Certificates of Deposit--7.5%
ABN-Amro Bank NV
   5.660% 10/11/1995 ..........................          25,000       24,842,778
Commerzbank
   7.320% 01/24/1996 ..........................          13,000       13,034,170
Credit Suisse
   5.630% 12/11/1995 ..........................          50,000       50,000,000
Societe Generale
   5.770% 01/08/1996 ..........................          25,000       25,000,000
Westpac Banking Corp.
   5.850% 06/04/1996 ..........................          25,000       25,000,000
                                                                   -------------
                                                                     137,876,948
                                                                   -------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $137,876,948) ....................                      137,876,948
                                                                   -------------
COMMERCIAL PAPER--32.4%
Agricultural Services--0.8%
Golden Peanut Company
   5.600% 11/08/1995 ..........................          15,000       14,841,333
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Automobiles--0.3%
Ford Motor Credit Corp.
   6.070% 01/08/1996 ..........................   $       5,000    $   4,891,246
                                                                   -------------
Banks--4.1%
Abbey National North America Corp.
   5.620% 10/03/1995 ..........................          25,000       24,875,111
Amro N.A. Finance, Inc.
   5.520% 10/02/1995 ..........................          20,000       19,904,933
   6.160% 01/02/1996 ..........................          10,000        9,789,533
National City Corp.
   6.180% 10/02/1995 ..........................          20,000       19,893,567
                                                                   -------------
                                                                      74,463,144
                                                                   -------------
Books Publishing & Printing--1.2%
McGraw Hill, Inc.
   5.900% 12/05/1995 ..........................          22,500       22,149,688
                                                                   -------------
Chemicals & Allied Products--0.8%
U.S. Borax & Chemical Co.
   5.620% 10/10/1995 ..........................          15,600       15,505,022
                                                                   -------------
Finance Services--0.3%
American Express Credit Corp.
   6.050% 10/30/1995 ..........................           5,000        4,950,424
                                                                   -------------
Food & Kindred Products--0.2%
McCormick & Company
   5.910% 09/21/1995 ..........................           4,000        3,986,867
                                                                   -------------
Glass, Glassware, Pressed or Blown--0.5%
Newell Co.
   5.980% 10/10/1995 ..........................          10,000        9,935,217
                                                                   -------------
Guided Missiles & Space Vehicles--2.2%
Rockwell International Corp.
   6.150% 09/06/1995 ..........................          40,000       39,965,833
                                                                   -------------
Natural Gas Transmission--1.4%
Southern California Gas
   5.560% 05/03/1996 ..........................          26,155       25,165,324
                                                                   -------------
Newspaper: Publishing & Printing--0.5%
Dow Jones and Company, Inc.
   5.600% 11/10/1995 ..........................          10,000        9,891,111
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Personal Credit Institutions--6.0%
BMW U.S. Capital Corp.
   5.720% 10/23/1995 ..........................      $ 50,000 $       49,586,889
   5.700% 11/01/1995 ..........................          25,000       24,758,542
   5.750% 11/21/1995 ..........................          15,000       14,805,937
Toyota Motor Credit Corp.
   6.120% 12/29/1995 ..........................          20,000       19,595,400
                                                                   -------------
                                                                     108,746,768
                                                                   -------------
Pharmaceutical Preparations--5.1%
American Home Products Corp.
   5.730% 11/10/1995 ..........................          33,500       33,126,754
   5.740% 09/14/1995 ..........................          22,000       21,954,399
   5.740% 09/18/1995 ..........................          14,800       14,759,884
Glaxo Wellcome PLC
   5.710% 11/22/1995 ..........................          23,000       22,700,859
                                                                   -------------
                                                                      92,541,896
                                                                   -------------
Plastic Mail, Synthetic Resin/rubber--3.5%
du Pont (E.I.) de Nemours & Co.
   6.040% 10/03/1995 ..........................          20,000       19,892,622
   6.070% 01/10/1996 ..........................          20,000       19,558,239
   5.580% 07/18/1996 ..........................          25,000       23,756,125
                                                                   -------------
                                                                      63,206,986
                                                                   -------------
Retail Department Stores--0.6%
St. Michael Finance Ltd.
   5.630% 02/28/1996 ..........................          11,194       10,878,889
                                                                   -------------
Security Brokers & Dealers--1.3%
Merrill Lynch & Co.
   5.920% 02/02/1996 ..........................          25,000       24,366,889
                                                                   -------------
Short-Term Business Credit Institutions--3.6%
Corporate Asset Funding, Inc.
   6.060% 11/06/1995 ..........................          10,000        9,888,900
CXC, Inc.
   6.080% 10/17/1995 ..........................           5,200        5,159,602
McKena Triangle National Corp.
   5.710% 11/20/1995 ..........................          20,000       19,746,222
Sears Roebuck Acceptance Corp.
   6.200% 09/11/1995 ..........................          30,000       29,948,333
                                                                   -------------
                                                                      64,743,057
                                                                   -------------
     TOTAL COMMERCIAL PAPER
       (Cost $590,229,694) ....................                      590,229,694
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
MUNICIPAL BONDS--6.4%
California--1.2%
Adventist Health Systems West Series
   1988 (First Interstate Bank of
   California LOC) (DAGGER)
   5.900% 09/06/1995 ..........................      $ 13,225 $       13,225,000
San Bernardino County Certificate of
   Participation County Center
   Refinancing Project, Series 1995 (DAGGER)
   5.850% 09/07/1995 ..........................           8,100        8,100,000
                                                                   -------------
                                                                      21,325,000
                                                                   -------------
Georgia--0.1%
Richmond County IDA (Monsanto
   County Project) VRDN (DAGGER)
   6.270% 06/01/1996 ..........................           1,300        1,300,000
                                                                   -------------
Illinois--1.0%
Baylis Group Partnership Weekly
   Demand Taxable Bond Series
   1992 (Societe Genrale LOC) (DAGGER)
   6.050% 09/06/1995 ..........................             600          600,000
Barton Healthcare Taxable Revenue
   Bonds Series 1995 (American
   National Bank LOC) (DAGGER)
   5.900% 09/06/1995 ..........................          13,200       13,200,000
Illinois Health Facilities Authority
   Convertible VRDN (The Streeterville
   Corp. Project) Series 1993-B (First
   National Bank of Chicago LOC) (DAGGER)
   5.900% 09/06/1995 ..........................           4,400        4,400,000
                                                                   -------------
                                                                      18,200,000
                                                                   -------------
Kentucky--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (Credit Lyonnais
   LOC) VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           4,200        4,200,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Minnesota--0.3%
Fairview Hospital and Healthcare
   Services Taxable Adjustable
   Convertible Extendable Securities
   Series 1994 (MBIA Insured) VRDN (DAGGER)
   5.900% 09/07/1995 ..........................   $       5,200    $   5,200,000
                                                                   -------------
Mississippi--1.1%
Hinds County IDR Bonds VRDN (DAGGER)
   5.950% 09/06/1995 ..........................           1,500        1,500,000
   5.950% 09/06/1995 ..........................           2,410        2,410,000
Mississippi Business Finance Corp.
   Taxable IDR Bonds VRDN (DAGGER)
   5.950% 09/07/1995 ..........................           2,500        2,500,000
Mississippi Business Finance Corp.
   Taxable IDR Bonds (Bryan Foods
   Project) Series 1994 (Sara Lee
   Corporation Guaranty) VRDN (DAGGER)
   5.850% 09/06/1995 ..........................          14,000       14,000,000
                                                                   -------------
                                                                      20,410,000
                                                                   -------------
New York--0.9%
Health Insurance Plan of Greater
   New York Adjustable/Convertible
   Extendable Securities 1990 B-1
   (Morgan Guaranty Trust Co. LOC)
   VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           6,800        6,800,000
Health Insurance Plan of Greater
   New York Adjustable/Convertible
   Extendable Securities VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           5,500        5,500,000
New York City (DAGGER)
   6.020% 11/21/1995 ..........................           5,000        5,000,000
                                                                   -------------
                                                                      17,300,000
                                                                   -------------
North Carolina--0.8%
Community Health Systems, Inc.
   Taxable First National Bank of
   North Carolina Series 1991-A (DAGGER)
   6.050% 09/06/1995 ..........................             400          400,000
City of Asheville, North Carolina
   Tax Corp. (DAGGER)
   5.850% 09/06/1995 ..........................          13,500       13,500,000
                                                                   -------------
                                                                      13,900,000
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Texas--0.8%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project)
   Series 1990 (Citibank N.A. LOC) (DAGGER)
   5.900% 09/06/1995 ..........................      $ 14,800 $       14,800,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $116,635,000) ....................                      116,635,000
                                                                   -------------
TIME DEPOSITS--4.1%
Z-Laenderbank, Bank of Austria AG
   5.750% 09/01/1995 ..........................          50,000       50,000,000
Huntington National Bank of Ohio
   5.770% 09/08/1995 ..........................          25,000       25,000,000
                                                                   -------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) .....................                       75,000,000
                                                                   -------------
CORPORATE OBLIGATIONS--24.1% Automobiles--0.2%
American Honda Corp. (DAGGER)
   5.975% 11/09/1995 ..........................           4,500        4,497,522
                                                                   -------------
Banks--5.7%
Boatman's Bankshares of
   South Missouri (DAGGER)
   5.934% 11/14/1995 ..........................           5,000        5,000,000
First Union National Bank of
   North Carolina (DAGGER)
   5.590% 09/01/1995 ..........................          40,000       40,000,000
Morgan Guaranty Trust (DAGGER)
   5.920% 09/01/1995 ..........................          50,000       49,971,598
Society Corporation
   4.755% 03/11/1996 ..........................           3,300        3,271,557
Comerica Bank (DAGGER)
   5.610% 09/05/1995 ..........................           5,000        4,998,980
                                                                   -------------
                                                                     103,242,135
                                                                   -------------
Finance Lessors--3.0%
IBM Credit Corp. (DAGGER)
   5.770% 09/01/1995 ..........................           5,000        4,999,736
IBM Credit Corp.
   5.880% 08/08/1996 ..........................          25,000       24,997,898
   6.000% 08/28/1996 ..........................          25,000       24,998,022
                                                                   -------------
                                                                      54,995,656
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Natural Gas Transmisson--0.3%
Southern California Gas
   5.050% 09/01/1995 ..........................   $       5,000    $   5,000,000
                                                                   -------------
Personal Credit Institutions--1.3%
Associates Corporation of
   North America
   8.750% 02/01/1996 ..........................           4,500        4,547,190
General Motors Acceptance Corp.
   8.750% 02/01/1996 ..........................           5,000        5,041,587
   5.950% 02/23/1996 ..........................           3,700        3,686,341
   8.250% 08/01/1996 ..........................           5,000        5,104,080
General Motors Acceptance Corp. (DAGGER)
   6.175% 09/01/1995 ..........................           5,000        4,997,915
                                                                   -------------
                                                                      23,377,113
                                                                   -------------
Security Brokers & Dealers--13.6%
Bear Stearns & Co., Inc. (DAGGER)
   5.920% 09/01/1995 ..........................          20,000       20,000,000
   5.950% 09/01/1995 ..........................          50,000       50,000,000
Goldman Sachs Group, LP (DAGGER)
   6.188% 09/06/1995 ..........................          53,000       53,000,000
Lehman Brothers Holdings, Inc. (DAGGER)
   6.025% 09/07/1995 ..........................          50,000       50,000,000
Merrill Lynch & Co.
   4.750% 06/24/1996 ..........................           9,135        9,050,470
Merrill Lynch & Co. (DAGGER)
   6.100% 09/01/1995 ..........................          20,000       20,002,991
Merrill Lynch & Co.
   6.440% 05/15/1996 ..........................          15,000       15,000,000
   6.050% 08/19/1996 ..........................          15,000       15,000,000
Morgan Stanley Group (DAGGER)
   5.975% 01/03/1996 ..........................          15,000       15,000,000
                                                                   -------------
                                                                     247,053,461
                                                                   -------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $438,165,887) ....................                      438,165,887
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
REPURCHASE AGREEMENTS--14.0%
Goldman Sachs & Co.
   5.850% 09/01/1995 ..........................        $ 75,000   $   75,000,000
     (Agreement dated 08/31/95 to
     be repurchased at $75,012,188,
     collateralized by $81,381,406
     Federal National Mortgage Assoc.
     6.31% due 04/01/34. Market
     value of collateral is $77,250,000).
Goldman Sachs & Co.
   5.950% 09/01/1995 ..........................          25,000       25,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $25,004,132,
     collateralized by  $23,072,000
     U.S.  Treasury  Notes  7.875%
     to 8.75%  due  04/15/98  to
     08/15/00. Market value of
     collateral is $25,500,530).
Morgan Stanley & Co.
   5.875% 09/01/1995 ..........................         150,000      150,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $150,024,479,
     collateralized by $72,370,070
     Federal National Mortgage Assoc.
     6.50% to 7.50% due 5/25/08 to
     3/25/24 and $117,471,933
     Federal Home Loan Mortgage
     Corp. 0.00% to 12.50% due
     6/15/00 to 3/15/24. Market
     value of collateral is
     $153,773,069).
PaineWebber Incorporated
   5.875% 09/01/1995 ..........................           4,900        4,900,000
     (Agreement dated 08/31/95 to be
     repurchased at $4,900,800,
     collateralized by $10,655,000
     Federal National Mortgage Assoc.
     Strip due 04/01/24. Market value
     of collateral is $5,047,523).
                                                                   -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $254,900,000) ....................                      254,900,000
                                                                   -------------


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                                      Value
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $1,817,297,176*) ...................                     $1,817,297,176
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% .....................                          4,074,512
                                                                  --------------
NETASSETS (Applicable to 935,832,262  Bedford
   shares,  235,665 Cash Preservation
   shares,  443,649,097  Janney  Montgomery
   Scott  shares,  55,401 RBB  shares,
   441,618,989 Sansom Street shares
   and 800 other shares)--100.0% ............                     $1,821,371,688
                                                                  ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($1,821,371,688 / 1,821,392,214)..........                              $1.00
                                                                           =====

*          Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1995 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR...............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ............................   $ 75,047,617
                                           ------------
EXPENSES
   Investment advisory fees ............      4,864,529
   Distribution fees ...................      5,212,833
   Service organization fees ...........        391,361
   Directors' fees .....................         11,538
   Custodian fees ......................        219,718
   Transfer agent fees .................      1,536,138
   Legal fees ..........................         66,236
   Audit fees ..........................         73,717
   Registration fees ...................        165,999
   Insurance expense ...................         37,784
   Printing expense ....................        236,808
   Miscellaneous .......................             70
                                           ------------
                                             12,816,731
   Less fees waived ....................     (2,670,396)
   Less expense reimbursement by advisor        (12,047)
                                           ------------
      TOTAL EXPENSES ...................     10,134,288
                                           ------------

NET INVESTMENT INCOME ..................     64,913,329
                                           ------------
REALIZED LOSS ON INVESTMENTS ...........        (18,463)
                                           ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $ 64,894,866
                                           ============


   STATEMENT OF CHANGES IN NET ASSETS
                                     For the            For the
                                    Year Ended         Year Ended
                                  August 31, 1995    August 31, 1994
                                  ---------------    ---------------
Increase in net assets:
Operations:
   Net investment income ......   $    64,913,329    $    32,169,184
   Net loss on investments ....           (18,463)            (2,062)
                                  ---------------    ---------------

     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS         64,894,866         32,167,122
                                  ---------------    ---------------
Distributions to shareholders:
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0486 and
     $.0278, respectively,
     per share) ...............       (38,765,552)       (21,525,364)
   Cash Preservation shares
     ($.0487 and $.0278,
     respectively, per share) .           (11,336)           (26,296)
   Janney Montgomery Scott
     shares ($.0112 per share
     for 1995) ................        (4,784,092)              --
   RBB shares ($.0482 and
     $.0273, respectively,
     per share) ...............            (2,530)            (1,576)
   Sansom Street shares ($.0543
     and $.0334, respectively,
     per share) ...............       (21,349,819)       (10,615,948)
Distributions to shareholders
   from net realized
   short-term gains:
   Bedford shares .............              --              (48,280)
   Cash Preservation shares ...              --                  (40)
   Janney Montgomery Scott
     shares ...................              --                 --
   RBB shares .................              --                   (5)
   Sansom Street shares .......              --              (15,323)
                                  ---------------    ---------------
     Total distributions to
       shareholders ...........       (64,913,329)       (32,232,832)
                                  ---------------    ---------------
Net capital share
   transactions ...............       736,630,198        110,590,287
                                  ---------------    ---------------
Total increase in net assets ..       736,611,735        110,524,577
Net Assets:

     BEGINNING OF YEAR ........     1,084,759,953        974,235,376
                                  ---------------    ---------------
   End of year ................   $ 1,821,371,688    $ 1,084,759,953
                                  ===============    ===============

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ALABAMA--2.6%
Columbia Industrial Development
   Board (Alabama Power Company
   (Project) Series 1995 A DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................   $       2,000    $   2,000,000
Demopolis DN / (Banque Nationale
   de Paris LOC) (DAGGER) [A-1+]
   3.850% 09/07/1995 ..........................           3,000        3,000,000
Health Care Authority of the City of
   Huntsville Health Care Facilities
   Revenue 1994-b DN / (MBIA
   Insurance) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           5,000        5,000,000
Livingston IDR Toin Corp USA
   Project DN / (Industrial Bank of
   Japan LOC) (DAGGER) [A-1+]
   4.000% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                      11,000,000
                                                                   -------------
ALASKA--0.8%
Alaska Housing Finance Corp. ..................
   Governmental Purpose Bonds 1994
   Series A DN / (Westdeutsche
   Landesbank Girozentrale LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................           1,300        1,300,000
Alaska Industrial Development and
   Export Authority Comp IBD Current
   Refunding Bonds Series 1984-5
   (Bank of America LOC) DN (DAGGER) [A-1]
   3.850% 09/07/1995 ..........................           2,100        2,100,000
                                                                   -------------
                                                                       3,400,000
                                                                   -------------
ARIZONA--5.4%
Apache County IDA Bonds DN /
   (Barclays Bank LOC) (DAGGER) [A-1+]
   3.625% 09/06/1995 ..........................          10,000       10,000,000
Flagstaff IDA DN / (FGIC Insurance) (DAGGER)
   [A-1]
   3.800% 09/07/1995 ..........................           5,855        5,855,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ARIZONA--(continued)
Maricopa County Pollution Control
   Corporation PCR Refunding Bonds
   Arizona Public Service Co. DN /
   (Toronto Dominion LOC) (DAGGER) [A-1+]
   3.300% 09/01/1995 ..........................   $       1,600    $   1,600,000
Phoenix City DN / (Canadian Imperial
   Bank LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           2,650        2,650,000
Pima County IDA RB DN / (Barclays
   Bank LOC) (DAGGER) [A-1+]
   3.625% 09/07/1995 ..........................           2,900        2,900,000
                                                                   -------------
                                                                      23,005,000
                                                                   -------------
ARKANSAS--1.5%
Arkansas Development Finance
   Authority Revenue Bonds DN /
   (FGIC Insurance) (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           2,900        2,900,000
City of Hope Arkansas MB  (DOUBLE DAGGER) [A-1]
   3.950% 10/27/1995 ..........................           2,400        2,400,000
Warren Park Solid Waste DN /
   (Credit Suisse LOC) (DAGGER) [A-1+]
   3.700% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                       6,300,000
                                                                   -------------
CALIFORNIA--1.1%
City of Loma Linda Medical Center
   Project Series A Hospital RB DN /
   (Ind. Bank of Japan LOC) (DAGGER) [A-1]
   3.750% 09/01/1995 ..........................             700          700,000
Los Angeles County California TRAN
   (Bank of America LOC) [SP-1]
   4.500% 07/01/1996 ..........................           2,500        2,513,989
Southern California Public Power
   Authority Transmission Project RB
   1991 Subordinated Refunding Series
   DN / (AMBAC Insurance) (DAGGER) [A-1+]
   3.150% 09/07/1995 ..........................           1,500        1,500,000
                                                                   -------------
                                                                       4,713,989
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
COLORADO--2.8%
Colorado Health Care Facilities
   Authority (Sisters of Charity)
   DN (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................   $       7,300    $   7,300,000
City and County of Denver Airport
   System Subordinate RB MB/
   (Sumitomo Bank LOC) (DOUBLE DAGGER) [VMIG]
   3.900% 09/21/1995 ..........................           1,000        1,000,000
Moffat County DN (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           3,400        3,400,000
                                                                   -------------
                                                                      11,700,000
                                                                   -------------
CONNECTICUT--0.2%
Connecticut Housing Mortgage
   Finance Program Series E MB (DOUBLE DAGGER)
   [VMIG1, A-1+]
   4.400% 11/15/1995 ..........................             800          800,000
                                                                   -------------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   RB DN (Delmarva Power & Light
   Project) Series 1993-C (Delmarva
   Power & Light Corporate Obligor) (DAGGER)
   [VMIG1]
   3.800% 09/07/1995 ..........................           3,000        3,000,000
                                                                   -------------
FLORIDA--3.1%
Alachua County Health Facility RB
   (North Florida Retirement Village)
   Series 1991 DN / (Kredietbank
   LOC) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           1,500        1,500,000
Broward  County Variable Rate Demand
   IDA RB (Allied Signal Inc. Project)
   Series 1992 (Allied Signal Corporate
   Obligor) DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................             400          400,000
Florida Housing Finance Agency DN /
   (Wells Fargo Bank LOC) (DAGGER) [A-1]
   3.800% 09/30/1995 ..........................           3,000        3,000,000
Greater Orlando Aviation Airport
   Authority Facilities TECP Series B
   (DOUBLE DAGGER) [P-1, A-1]
   3.750% 09/29/1995 ..........................           7,500        7,500,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
FLORIDA--(continued)
Jacksonville Florida MB (DOUBLE DAGGER)
   8.875% 10/01/1995 ..........................   $         700    $     716,461
                                                                   -------------
                                                                      13,116,461
                                                                   -------------
GEORGIA--4.5%
Burke County Development Authority
   PCR Bonds (Georgia Power Company
   Plant Vogtle Projection) DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................           1,900        1,900,000
Burke County Development Authority
   PCR DN (DAGGER) [A-10]
   3.600% 09/01/1995 ..........................           2,800        2,800,000
Dekalb County Development Authority
   (Metro Atlanta YMCA Project) DN /
   (Wachovia LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           4,105        4,105,000
Forsyth County IDA RB DN
   (American Boa Inc. Project) (DAGGER)
   3.900% 09/07/1995 ..........................           2,000        2,000,000
Fulco Hospital Authority Revenue
   Anticipation Certificates MB /
   (Barclays Bank LOC) (DOUBLE DAGGER)
   9.300% 10/01/1995 ..........................             700          716,695
Fulton County Development Authority
   (Metro Atlanta YMCA Project) DN /
   (Wachovia LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           3,290        3,290,000
Georgia Municipal Association Pooled
   Bonds DN / (Credit Suisse LOC) (DAGGER)
   [A1+]
   3.600% 09/07/1995 ..........................           3,098        3,097,945
Monroe County Development
   Authority PCR DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................           1,200        1,200,000
                                                                   -------------
                                                                      19,109,640
                                                                   -------------
HAWAII--0.3%
City and County of Honolulu TECP
   Line of Credit CIBC MB (DOUBLE DAGGER) [A-1+]
   3.900% 10/31/1995 ..........................           1,500        1,500,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ILLINOIS--12.3%
Chicago O'Hare International Airport
   Special Facility RB DN / (Society
   General LOC ) (DAGGER) [A-1+]
   3.650% 09/07/1995 ..........................   $       5,800   $    5,800,000
City of Chicago GO Tender Notes DN /
   (Society General LOC) (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           1,000        1,000,000
Educational Facility Authority DN
   (Illinois Institute of Technology)
   Series A (DAGGER) [MIG1]
   3.600% 09/07/1995 ..........................          10,200       10,200,000
Health Facility Authority DN (Central
   Health Care And Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           1,545        1,545,000
Illinois Development Facility Harris DN /
   (FNMA LOC) (DAGGER) [A-1+]
   3.700% 09/07/1995 ..........................          12,300       12,300,000
Illinois Development Finance Authority
   (CHS Acquisition Corp. Project)
   DN / (ABM-AMRO BANK N.V. LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           5,035        5,035,000
Illinois Development Finance Authority
   PCR DN (Commonwealth Edison CO
   Project) Series 94C / (ABM-AMRO
   Bank N.V. LOC) (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................           7,000        7,000,000
Illinois Educational Facilities Authority
   RB DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           8,000        8,000,000
Illinois Health Facilities MB/(First
   National Bank of Chicago LOC (DOUBLE DAGGER)
   4.000% 02/01/1996 ..........................           1,000        1,000,000
                                                                    ------------
                                                                      51,880,000
                                                                    ------------
INDIANA--2.5%
Indiana Bond Bank MB (DOUBLE DAGGER)
   3.995% 09/07/1995 ..........................           3,500      3,500,000
Indiana Housing Finance Authority
   Series 1994C MB (DOUBLE DAGGER)
   4.000% 07/01/1996 ..........................           1,500      1,500,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
INDIANA--(continued)
Orleans Economic Development RB
   (Almana Ltd Liabilty Co. Project)
   Series 95 DN (DAGGER)
   3.950% 09/07/1995 ..........................    $      5,400     $  5,400,000
                                                                    ------------
                                                                      10,400,000
                                                                    ------------
IOWA--3.7%
Council Bluffs City PCR RB DN
   (Iowa-Illinois Gas and Electric
   Company Project) Series 1995
   3.600% (DAGGER) 09/07/1995 .................          11,650       11,650,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 95 /
   (Wachovia LOC) (DAGGER) [AA2]
   3.875% 09/07/1995 ..........................           3,000        3,000,000
Osceola IDA RB (Babson Brothers Co.
   Project) Series 1986 (LOC-Bank of
   New York) DN / (Bank of New York
   LOC) (DAGGER) [MIG]
   3.750% 09/07/1995 ..........................           1,100        1,100,000
                                                                    ------------
                                                                      15,750,000
                                                                    ------------
KANSAS--1.9%
Lawrence IDA RB Series A Ram Co.
   Project DN / (Wachovia LOC) (DAGGER)
   3.875% 09/07/1995 ..........................           2,125        2,125,000
Shawnee IDA RB Thrall Enterprises Inc.
   Project DN (DAGGER) [A-1+]
   3.900%(DAGGER)  09/07/1995 .................           6,000        6,000,000
                                                                    ------------
                                                                       8,125,000
                                                                    ------------
KENTUCKY--9.2%
Henderson County Solid Waste
   Disposal RB (Hudson Foods Inc.
   Project) DN / (Rabo Bank Nederland
   LOC) (DAGGER) [MIG]
   3.700% 09/07/1995 ..........................          10,000       10,000,000
Hopkinsville  IDA RB (Douglas Autotech
   Corp. Project) Series 95 DN / (Ind
   Bank of Japan LOC) [A-1+]
   4.000%(DAGGER) 09/07/1995 ..................           7,700        7,700,000

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
KENTUCKY--(continued)
Maysville City Solid Waste Disposal
   Facilities RB MB (DOUBLE DAGGER)  [A-1]
   3.650% 10/13/1995 ..........................   $       8,365    $   8,365,000
   3.950% 11/10/1995 ..........................           6,000        6,000,000
Pulaski County Solid Waste Disposal
   RB National Rural Utilities for East
   Kentucky Power MB [VMIG, A-1+]
   3.900% 02/15/1996 ..........................           6,700        6,700,000
                                                                   -------------
                                                                      38,765,000
                                                                   -------------
MARYLAND--1.3%
Anne Arundel County PCR TECP (DOUBLE DAGGER)
   [VMIG, A-1]
   3.900% 10/13/1995 ..........................           5,380        5,380,000
                                                                   -------------
MICHIGAN--1.5%
Detroit Downtown Development
   Authority DN (Millender Project) /
   (Sumitomo Bank LOC) (DAGGER) [VMIG]
   3.700% 09/07/1995 ..........................           5,200        5,200,000
Northville IDA DN (Thrifty Northville
   Project) / (Westpac Banking Corp.
   LOC) (DAGGER) [P-1]
   3.750% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                       6,200,000
                                                                   -------------
MISSOURI--0.6%
City of Kansas City IDA RB
   (Mid-America Health Services Inc.
   Project) Series 1984 DN / (Bank of
   New York LOC) (DAGGER) [A-1]
   3.900% 09/07/1995 ..........................           1,100        1,100,000
Health and Educational Facility Authority
   School District Advance Funding
   Program Notes (Kansas City School
   District Project) Series 1994-F
   (GIC-Transamerica) MB (DOUBLE DAGGER) [SP1+]
   4.500% 09/19/1995 ..........................           1,325        1,325,032
                                                                   -------------
                                                                       2,425,032
                                                                   -------------
NEBRASKA--0.9%
Lancaster (Sun-Husker Foods Inc.
   Project) DN / (Bank of Tokyo LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           3,800        3,800,000
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
NEW JERSEY--0.1%
New Jersey Natural Gas Co. Project
   Series B DN / (AMBAC Insurance) (DAGGER)
   [MIG]
   3.150% 09/01/1995 ..........................   $         500    $     500,000
                                                                   -------------
NEW HAMPSHIRE--0.2%
New Hampshire PCRB (New England
   Power Co. Project) Series 1990A MB
   (DOUBLE DAGGER) [A-1]
   3.600% 09/08/1995 ..........................           1,050        1,050,000
                                                                   -------------
NEW YORK--0.8%
New York City GO Series B10 DN /
   (Union Bank of Switzerland LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................             500          500,000
New York City RANS 1996 MB (DOUBLE DAGGER)
   4.500% 04/11/1996 ..........................           2,770        2,779,266
                                                                   -------------
                                                                       3,279,266
                                                                   -------------
NORTH CAROLINA--4.1%
North Carolina Educational Facilities
   Finance Agency DN (DAGGER) [A-1+]
   3.650% 09/07/1995 ..........................           1,100        1,100,000
North Carolina Medical Care (Moses H
   Cone Memorial Hospital Project) DN
   (Wachovia LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................           1,200        1,200,000
Wake County Industrial Facility &
   Pollution Control Authority DN
   Series 87 (DAGGER) [P-1]
   3.650% 09/01/1995 ..........................          14,900       14,900,000
                                                                   -------------
                                                                      17,200,000
                                                                   -------------
OHIO--0.6%
Toledo Improvement Notes
   Series 2 MB (DOUBLE DAGGER)
   3.890% 05/15/1996 ..........................           2,610        2,610,707
                                                                   -------------
OKLAHOMA--1.5%
Muldrow Public Works Authority IDA
   RB (Oklahoma Foods Inc. Project)
   DN / (RABO Bank Nederland LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           6,300        6,300,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
PENNSYLVANIA--1.4%
Cambria County IDA Resource
   Recovery RB DN / (Fuji Bank
   LOC) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................   $       2,000    $   2,000,000
Carlisle Boro Municipal Authority
   RB MB (DOUBLE DAGGER)
   9.500% 11/01/1995 ..........................           1,500        1,541,683
   9.500% 11/01/1995 ..........................             500          506,796
Clinton County IDA Annual Tender
   Solid Waste Disposal RB
   (International Paper Co. Project)
   Series 1992-A (International Paper
   Corporate Obligation) (DOUBLE DAGGER)
   5.200% 01/16/1996 ..........................           2,000        2,000,000
                                                                   -------------
                                                                       6,048,479
                                                                   -------------
RHODE ISLAND--2.7%
Rhode Island Student Loan Series 1
   DN / National Westminster LOC) (DAGGER)
   [A-1+]
   3.650% 09/06/1995 ..........................           9,500        9,500,000
Rhode Island Housing & Mortgage
   Finance Corporation Home
   Ownership Opportunity Bonds
   Series 17-C MB [VMIG, A-1+]
   4.400% 02/01/1996 ..........................           2,000        2,000,000
                                                                   -------------
                                                                      11,500,000
                                                                   -------------
SOUTH CAROLINA--1.6%
Florence County Hospital RB DN /
   (FGIC Insurance) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           6,600        6,600,000
                                                                   -------------
SOUTH DAKOTA--0.4%
Lawrence County Variable/Fixed Rate
   PCR RB (Homestake Mining Company
   Project) Series 1983 DN / (Bank of
   Nova Scotia LOC) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           1,500        1,500,000
                                                                   -------------
TENNESSEE--2.1%
Hamilton County Tennessee GO
   Bond MB (DOUBLE DAGGER)
   4.300% 10/01/1995 ..........................           1,000        1,000,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
TENNESSEE--(continued)
Memphis General Improvement Airport
   Refunding Bonds Series 95B DN /
   (Westdeutsche  Landesbank
   Girozentrale LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................   $       5,600    $   5,600,000
Montgomery County Public Building
   Authority Tennessee County Loan
   Pool GO DN / (NCNB LOC) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           2,400        2,400,000
                                                                   -------------
                                                                       9,000,000
                                                                   -------------
TEXAS--17.7%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB (DOUBLE DAGGER)
   [P-1, A-1]
   3.450% 09/08/1995 ..........................           7,300        7,300,000
Brazos Higher Education Authority, Inc.
   Student Loan RB DN / (Student
   Loan Marketing Assoc. LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           9,000        9,000,000
Harris County Health Facility
   Development Corporation Texas
   Childrens DN (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           5,000        5,000,000
Houston Water and Sewer System
   Series A MB (DOUBLE DAGGER)  [P-1, A-1+]
   4.200% 09/07/1995 ..........................           5,000        5,000,000
North Texas Higher Education
   Authority Inc.  Student Loan
   Revenue Senior Series 87 DN /
   (Fuji Bank LOC) (DAGGER) [MIG]
   3.700% 09/07/1995 ..........................          13,900       13,900,000
North Texas Higher Education Student
   Loan Revenue Series A DN (DAGGER) [A-1+]
   3.750% 09/07/1995 ..........................           5,000        5,000,000
Panhandle Plains Higher Education
   Authority  Student Loan RB DN /
   (Student Loan Marketing Assoc
   LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           5,700        5,700,000
Sabine River IDA RB Northeast Texas
   SPA National Rural Utilities MB
   (DOUBLE DAGGER) [A-1+]
   3.800% 02/15/1996 ..........................           2,005        2,005,000


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
TEXAS--(continued)
San Antonio Texas Housing Finance
   Corporation (Wellington Place
   Apartments) Series 1995A DN (DAGGER)
   [A-1+]
   3.700% 09/07/1995 ..........................   $       3,000    $   3,000,000
San Antonio Water System Series 92
   TECP (Revenue Credit Agreement
   with Credit Suisse) MB (DOUBLE DAGGER)
   4.200% 09/14/1995 ..........................           4,000        4,000,000
Texas University System Board of
   Regents Permanent University
   Fund Series B MB (DOUBLE DAGGER) [P-1, A-1+]
   3.900% 10/13/1995 ..........................           5,000        5,000,000
Texas Water Development Board
   1992A MB (DOUBLE DAGGER)  [A-1+]
   3.750% 09/07/1995 ..........................          10,000       10,000,000
                                                                   -------------
                                                                      74,905,000
                                                                   -------------
UTAH--1.9%
Intermountain Power Agency MB (DOUBLE DAGGER)
   [A-1]
   3.850% 06/15/1996 ..........................           1,000        1,000,000
Salt Lake Airport Revenue DN (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................           2,600        2,600,000
Utah State Board of Regents Student
   Loan Revenue Series C Student
   Loan RB DN / (Dresdner Bank
   LOC) (DAGGER) [A-1+]
   3.750% 09/07/1995 ..........................           3,400        3,400,000
Utah Housing Finance Agency Single
   Family Mortgage Variable Rate
   Bonds DN / (Guaranteed Investor
   Contract LOC) (DAGGER) [MIG]
   3.650% 09/07/1995 ..........................           1,100        1,100,000
                                                                   -------------
                                                                       8,100,000
                                                                   -------------
VIRGINIA--1.0%
Culpeper Town IDA Residential Care Facility RB
   DN / (NCNB LOC) (DAGGER) (A-1]
   3.700% 09/07/1995 ..........................             400          400,000
Lynchburg IDA Hospital RB DN (DAGGER) [A-1]
   3.550% 09/07/1995 ..........................             400          400,000
Peninsula Ports Authority Variable/Fixed
   Rate IDA RB DN (Allied Signal Inc.
   Project) Series 1993 (Allied Signal
   Corp. Obligation) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           1,000        1,000,000


                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
VIRGINIA--(continued)
Virgina State Housing Authority
   Commonwealth Mortgage Bonds
   Subseries B-STEM MB (DOUBLE DAGGER)
   [VMIG, A-1+]
   3.550% 09/12/1995 ..........................   $       2,500    $   2,500,000
                                                                   -------------
                                                                       4,300,000
                                                                   -------------
WASHINGTON--1.3%
King County GO Bonds MB (DOUBLE DAGGER)  [Aa1]
   8.000% 12/01/1995 ..........................             670          675,865
Port of Seattle IDA DN (Alaska
   Airlines Project) / (Bank of America
   LOC) (DAGGER) [A-1]
   4.200% 09/07/1995 ..........................           4,900        4,900,000
                                                                   -------------
                                                                       5,575,865
                                                                   -------------
WEST VIRGINIA--1.9%
Commission of Grant County DN
   Series 88B / (Bank of America
   LOC) (DAGGER) [P-1]
   3.750% 09/07/1995 ..........................           5,000        5,000,000
Marion County DN / (National
   Westminster LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................           1,200        1,200,000
Marion County Solid Waste DN /
   (National Westminster LOC) (DAGGER)
   [A-1+]
   3.800% 09/07/1995 ..........................           1,800        1,800,000
                                                                   -------------
                                                                       8,000,000
                                                                   -------------
WISCONSIN--3.2%
Racine School District TRAN [SP-1]
   4.500% 08/23/1996 ..........................           6,000        6,025,277
Wisconsin Health Facilities Authority
   Daughters of Charity St. Mary's
   Hospital RB DN (DAGGER) [MIG]
   3.500% 09/07/1995 ..........................           3,850        3,850,000
Wisconsin Housing and Economic
   Development Authority Home
   Ownership RB MB (DOUBLE DAGGER)
   4.650% 09/01/1995 ..........................           1,000        1,000,587


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
WISCONSIN--(continued)
Wisconsin Housing & Economic
   Development Authority Home
   Ownership RB Series 1991-B
   TOB DN (DAGGER)
   4.650% 09/01/1995 ..........................   $       2,500    $   2,500,300
                                                                   -------------
                                                                      13,376,164
                                                                   -------------
WYOMING--0.2%
City of Green River Variable/Fixed Rate
   Demand PCR Refunding Bonds
   (Allied Signal Inc. Project) Series
   1994 (Allied Signal Corporate
   Obligation) DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $421,215,603*) .......................                      421,215,603
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .......................                        1,538,260
                                                                   -------------
NET ASSETS  (Applicable  to 198,494,293
   Bedford  shares, 110,935,556
   Bradford shares, 161,271 Cash
   Preservation shares, 113,224,055
   Janney Montgomery Scott shares,
   4,939 RBB Shares and 800
   other shares)--100.0% ......................                    $ 422,753,863
                                                                   =============
NET ASSET VALUE, offering and
   redemption price per share
   ($422,753,863 / 422,820,914) ...............                            $1.00
                                                                           =====

*                 Also cost for Federal income tax purposes.
(DAGGER)          Variable  Rate  Demand  Notes -- The  interest  rate  shown is the rate as of August 31,  1995 and the  maturity shown is the longer of the next  interest readjustment date or the date the principal  amount  shown can be recovered through demand.
(DOUBLE DAGGER)   Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard & Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1995. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN  .................................................................Demand Note
GO  .........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB  ..............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB  ................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP.................................................Tax Exempt Commercial Paper
TRAN...........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ............................   $ 12,433,286
                                           ------------
EXPENSES
   Investment advisory fees ............      1,109,073
   Administration fees .................        328,023
   Distribution fees ...................      1,837,762
   Directors' fees .....................          2,936
   Custodian fees ......................         76,400
   Transfer agent fees .................        215,821
   Legal fees ..........................         27,428
   Audit fees ..........................         18,863
   Registration fees ...................        118,998
   Amortization expense ................          2,726
   Insurance expense ...................          9,739
   Printing expense ....................         69,197
   Miscellaneous .......................             24
                                           ------------
                                              3,816,990
   Less fees waived ....................     (1,063,867)
   Less expense reimbursement by advisor        (11,593)
                                           ------------
      TOTAL EXPENSES ...................      2,741,530

                                           ------------
NET INVESTMENT INCOME ..................      9,691,756
                                           ------------
REALIZED GAIN ON INVESTMENTS ...........          7,009
                                           ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $  9,698,765
                                           ============


STATEMENT OF CHANGES IN NET ASSETS
                                    For the          For the
                                   Year Ended       Year Ended
                                 August 31, 1995  August 31, 1994
                                  -------------    -------------
Increase (decrease) in net assets:
Operations:

   Net Investment Income ......   $   9,691,756    $   6,301,720
   Net gain (loss) on
     investments ..............           7,009          (10,833)
                                  -------------    -------------
   Net increase in net assets
     resulting from
     operations ...............       9,698,765        6,290,887
                                  -------------    -------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0297 and
     $.0195, respectively,
     per share) ...............      (5,717,451)      (4,374,300)
   Bradford shares ($.0297 and
     $.0195, respectively,
     per share) ...............      (3,266,535)      (1,924,607)
   Cash Preservation shares
     ($.0281 and $.0174,
     respectively, per share) .          (5,648)          (2,703)
   Janney Montgomery Scott
     shares ($.0063 per share
     for 1995) ................        (701,975)            --
   RBB shares ($.0279 and
     $.0172, respectively,
     per share) ...............            (147)             (90)
   Sansom Street shares ($.0185
     per share for 1994) ......            --                (20)
                                  -------------    -------------
     Total dividends to
       shareholders ...........      (9,691,756)      (6,301,720)
                                  -------------    -------------
Net capital share
   transactions ...............     140,043,103      (10,002,056)
                                  -------------    -------------
Total increase (decrease) in
   net assets .................     140,050,112      (10,012,889)
Net Assets:

   BEGINNING OF YEAR ..........     282,703,751      292,716,640
                                  -------------    -------------
   End of year ................   $ 422,753,863    $ 282,703,751
                                  =============    =============

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
AGENCY OBLIGATIONS--48.5%
Federal Farm Credit Bank
   6.070% 06/03/1996 ..........................   $      10,000    $  10,016,493
   5.600% 07/01/1996 ..........................           7,000        6,994,348
Federal Home Loan Bank Variable
   Rate Notes (DAGGER)
   5.920% 09/01/1995 ..........................           5,000        4,999,601
   5.940% 09/01/1995 ..........................          10,000        9,999,628
   5.655% 11/02/1995 ..........................          10,000        9,997,057
Federal Home Loan Bank
   5.500% 10/06/1995 ..........................          10,000        9,946,528
   9.500% 12/26/1995 ..........................           5,000        5,047,065
   6.000% 01/08/1996 ..........................           5,000        4,892,500
   5.370% 01/16/1996 ..........................           8,875        8,693,632
   6.787% 02/15/1996 ..........................           5,000        5,002,375
   6.850% 02/28/1996 ..........................          10,000       10,047,468
   5.800% 04/29/1996 ..........................           4,000        3,844,689
Federal Home Loan Mortgage Corp.
   5.400% 01/05/1996 ..........................           5,080        4,983,988
   5.500% 02/08/1996 ..........................          15,000       14,633,333
Federal National Mortgage Association
   5.610% 10/10/1995 ..........................           5,000        4,969,612
   5.530% 12/01/1995 ..........................          20,000       19,720,428
   6.150% 01/02/1996 ..........................           5,000        4,894,938
   5.560% 02/15/1996 ..........................          10,000        9,742,078
   5.500% 02/28/1996 ..........................           4,000        3,890,000
   5.590% 06/21/1996 ..........................           5,000        4,994,899
   5.620% 07/02/1996 ..........................           5,000        4,991,419
Federal National Mortgage Association
   Variable Rate Notes (DAGGER)
   5.580% 09/01/1995 ..........................           5,000        5,000,000
   5.580% 09/05/1995 ..........................          10,000       10,000,000
Student Loan Marketing Association
   Variable Rate Notes (DAGGER)
   5.650% 09/05/1995 ..........................           5,000        5,002,242
   5.680% 09/05/1995 ..........................          15,000       15,000,000
   5.690% 09/05/1995 ..........................           9,000        8,998,199
   5.700% 09/05/1995 ..........................           5,000        5,000,000
   5.710% 09/05/1995 ..........................           5,000        4,998,892
   5.720% 09/05/1995 ..........................           3,500        3,501,470
   5.750% 09/05/1995 ..........................          15,000       14,991,922
   5.875% 09/05/1995 ..........................           3,850        3,855,494
   5.900% 09/05/1995 ..........................           5,000        5,016,077
   6.080% 07/01/1996 ..........................           5,000        5,000,000
                                                                   -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $248,666,375) ....................                      248,666,375
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
REPURCHASE AGREEMENTS--51.4%
Morgan Stanley & Co.
   5.750% 09/08/1995 ..........................   $     100,000    $ 100,000,000
     (Agreement dated 08/23/95 to be
     repurchased at $100,255,556,
     collateralized by $117,065,920
     Federal Home Loan Mortgage Corp. .........
     due 01/04/25. Market value of
     collateral is $102,214,625.)
Goldman Sachs & Co.
   5.850% 09/01/1995 ..........................          70,000       70,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $70,011,375,
     collateralized by $73,420,524
     Federal National Mortgage Corp. ..........
     due 01/01/34. Market value of
     collateral is $72,100,000.)
PaineWebber Incorporated
   5.875% 09/01/1995 ..........................          93,300       93,300,000
     (Agreement dated 08/31/95 to be
     repurchased at $93,315,226,
     collateralized by $59,243,863
     Federal Home Loan Mortgage Corp. .........
     5.00% to 6.50% due 01/01/09 to
     12/01/25, $137,402,251. Federal
     Home Loan Mortgage Corp. Strip
     due 02/01/23 to 02/01/24.Market
     value of collateral is $96,101,852.)
                                                                   -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $263,300,000) ....................                      263,300,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $511,966,375*) .......................                      511,966,375
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .......................                          525,981
                                                                   -------------
NET ASSETS (Applicable to 163,391,651 Bedford
   shares,   46,506,635  Bradford shares,
   302,560,496 Janney Montgomery Scott shares
   and 800 other shares)--100.0%                                    $512,492,356
                                                                   =============
NET ASSET VALUE, offering and
   redemption price per share
   ($512,492,356 / 512,459,582)                                            $1.00
                                                                           =====

*        Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1995 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ........................   $ 15,488,988
                                       ------------
EXPENSES
   Investment advisory fees ........      1,178,485
   Distribution fees ...............      1,542,378
   Directors' fees .................          2,517
   Custodian fees ..................         57,563
   Transfer agent fees .............        185,270
   Legal fees ......................         13,894
   Audit fees ......................         15,405
   Registration fees ...............         74,318
   Start up costs ..................            927
   Insurance expense ...............          7,762
   Printing expense ................         52,537
   Miscellaneous ...................            331
                                       ------------
                                          3,131,387
   Less fees waived ................       (497,494)

                                       ------------
      TOTAL EXPENSES ...............      2,633,893
                                       ------------
NET INVESTMENT INCOME ..............     12,855,095
                                       ------------
REALIZED GAIN ON INVESTMENTS .......         41,241
                                       ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................   $ 12,896,336
                                       ============

STATEMENT OF CHANGES IN NET ASSETS
                                   FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED
                                AUGUST 31, 1995  AUGUST 31, 1994
                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....   $  12,855,095    $   6,187,200
   Net gain on investments ...          41,241           23,663
                                 -------------    -------------
   Net increase in net assets
     resulting from
     operations ..............      12,896,336        6,210,863
                                 -------------    -------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0475 and
     $.0270 respectively,
     per share) ..............      (7,551,189)      (5,073,158)
   Bradford shares ($.0475 and
     $.0270, respectively,
     per share) ..............      (2,071,772)      (1,114,042)
   Janney Montgomery Scott
     shares ($.0109 per share
     for 1995) ...............      (3,232,134)            --
                                 -------------    -------------
     Total dividends to
       shareholders ..........     (12,855,095)      (6,187,200)
                                 -------------    -------------
Net capital share
   transactions ..............     306,300,108      (58,137,875)
                                 -------------    -------------
Total increase (decrease) in
   net assets ................     306,341,349      (58,114,212)
NET ASSETS:
   Beginning of year .........     206,151,007      264,265,219
                                 -------------    -------------
   End of year ...............   $ 512,492,356    $ 206,151,007
                                 =============    =============

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
NEW YORK--98.4%
Albany County New York BAN
   6.000% 02/21/1996 ..........................   $       2,000    $   2,011,214
Chautauqua County IDA (The Red
   Wing Company, Inc.) Series 1985
   DN / (Wachovia LOC) (DAGGER) [AA2]
   3.550% 09/07/1995 ..........................           2,000        2,000,000
City of New York GO Bonds DN /
   (Escrowed U.S. Govt LOC) (DAGGER)
   3.600% 09/07/1995 ..........................           1,000        1,000,000
City of New York Housing Development
   Corporation (Parkgate Tower)
   Resolution 1 DN Series 1995
   (Citibank LOC) (DAGGER) [A-1]
   3.400% 09/07/1995 ..........................           2,865        2,865,000
Massapequa New York Union Free
   School District TAN [MIG-]
   4.250% 06/28/1996 ..........................           3,000        3,011,878
Metropolitan Transportation Authority
   Commuter Facility Series 1991 DN /
   (Multiple Credit Enhancements
   LOC) (DAGGER) [A-1]
   3.450% 09/07/1995 ..........................           5,200        5,200,000
Montgomery Town IDA DN / (Industrial
   Bank of Japan LOC) (DAGGER) [A-1]
   4.050% 09/15/1995 ..........................           1,300        1,300,000
New York City General Obligation
   Fiscal 1994 H-3 TECP (DOUBLE DAGGER) [A-1]
   3.800% 10/25/1995 ..........................           2,000        2,000,000
New York City GO 1994 H-3 TECP (DOUBLE DAGGER)
   [A-1]
   3.900% 10/02/1995 ..........................           1,500        1,500,000
New York City GO Bonds Series
   1994 E-5 DN / (Sumitomo Bank
   LOC) (DAGGER) [A-1]
   3.450% 09/07/1995 ..........................             100          100,000
New York City GO TECP / (Banque
   Paribas LOC) (DOUBLE DAGGER) [A-1]
   3.800% 11/21/1995 ..........................           3,000        3,000,000

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
NEW YORK--(continued)
New York City Housing Development
   Corporation DN Multi-Family
   Mortgage Revenue Bonds (York
   Avenue Development Project)
   Series 1994 A / (Chemical Bank
   LOC) (DAGGER) [A-1]
   3.550% 09/07/1995 ..........................   $       4,300    $   4,300,000
New York City IDA RB DN Series V
   (Premier Sleep Project ) /
   (Algemene LOC) (DAGGER) [MIG]
   3.600% 09/07/1995 ..........................           1,115        1,115,000
New York City IDA RB DN Series X
   (Spreading Machine Exchange
   Project) / (Algemene LOC) (DAGGER) [P-1]
   3.600% 09/07/1995 ..........................             750          750,000
New York City IDA RB DN (Field Hotel
   Project) (JFK Airport) / (Banque
   Indosuez LOC) (DAGGER) [A-1]
   3.350% 09/07/1995 ..........................             900          900,000
New York City IDA RB DN (LaGuardia
   Airport) / (Banque Indosuez
   LOC) (DAGGER) [A-1]
   3.350% 09/07/1995 ..........................             500          500,000
New York City Muni Water TECP (DOUBLE DAGGER)
   [A-1+]
   3.800% 10/05/1995 ..........................           2,000        2,000,000
New York City Museum of Broadcasting
   DN Series 1989 / (Sumitomo
   Bank LOC) (DAGGER) [A-1]
   3.450% 09/07/1995 ..........................           1,300        1,300,000
New York City RAN Series 1996-A
   [SP-1]
   4.500% 04/11/1996 ..........................           3,000        3,013,353
New York Local Government Assistance
   Corporation DN / (Societe Generale
   LOC) (DAGGER) [A-1+]
   3.500% 09/07/1995 ..........................           5,000        5,000,000
New York State Dormitory Authority
   Sloan Kettering TECP / (Chemical
   Bank LOC) (DOUBLE DAGGER) [A-1]
   3.650% 11/10/1995 ..........................           1,035        1,035,000


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
NEW YORK--(continued)
New York State Energy Research and
   Development Authority Electric
   Facilities RB DN 1995 Series A
   (Long Island Lighting Company
   Project) / (Union Bank of
   Switzerland LOC) (DAGGER) [VMIG]
   3.600% 09/07/1995 ..........................   $       2,000    $   2,000,000
New York State Energy Research and
   Development Authority PCR DN
   (Central-Hudson Gas and Electric
   Corporation) Series 195-A /
   (Bankers Trust LOC) (DAGGER) [P-1]
   3.350% 09/07/1995 ..........................           1,700        1,700,000
New York State Energy Research and
   Development Authority PCR MB /
   (Deutsche Bank LOC) (DOUBLE DAGGER) [MIG]
   4.700% 03/01/1996 ..........................           1,500        1,500,000
New York State Energy Research and
   Development Authority PCR DN /
   (Bank of New York LOC) (DAGGER) [P-1]
   3.550% 09/07/1995 ..........................             800          800,000
New York State GO BAN Series Q
   TECP (DOUBLE DAGGER)  [A-1]
   3.750% 10/25/1995 ..........................           1,000        1,000,000
New York State GO BAN Series R
   TECP (DOUBLE DAGGER)  [A-1]
   3.750% 10/19/1995 ..........................           2,700        2,700,000
New York State Housing Finance
   Agency Multi-family Mortgage
   Revenue DN / (AMBAC Insurance) (DAGGER)
   [A-1+]
   3.450% 09/07/1995 ..........................             400          400,000
New York State Housing Finance
   Agency Sloan Kettering 1985A DN /
   (Morgan Guaranty LOC) (DAGGER) [A-1+]
   3.450% 09/07/1995 ..........................             500          500,000
New York State Housing Finance
   Agency (Normandie Court I Project)
   Series 1991 DN / (Society General
    LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           1,100        1,100,000
New York State Job Development Authority
   DN Series  1984 D1 to D9 /
   (Sumitomo Bank LOC) (DAGGER) [A-1+]
   3.700% 09/01/1995 ..........................              70           70,000

                                                       Par
                                                      (000)            Value
                                                  -------------    -------------
NEW YORK--(continued)
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14 / (Sumitomo
   Bank LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................   $         530    $     530,000
New York State Job Development
   Authority DN Special Purpose Series
   C / (Sumitomo Bank LOC) (DAGGER) [A-1+]
   3.550% 09/01/1995 ..........................             965          965,000
New York State Job Development
   Authority Special Purpose Bonds
   DN Series 1984 G1 to G55/
   (Sumitomo Bank LOC) (DAGGER) [A-1+]
   3.700% 09/01/1995 ..........................             165          165,000
New York State Medical Care Facility
   Financial Agency (Lenox Hill
   Hospital Project) Series 1990 A
   DN / (Chemical Bank LOC) (DAGGER) [MIG]
   3.450% 09/07/1995 ..........................           2,600        2,600,000
New York State Power Authority
   MB (DOUBLE DAGGER) [A-1]
   4.400% 09/01/1995 ..........................           1,500        1,500,000
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994 / (Toronto
   Dominion LOC)  (DAGGER)
   [A-1+]
   3.550% 09/06/1995 ..........................           4,000        4,000,000
Suffolk County Water Authority BAN
   DN 1994 (DAGGER) [A-1]
   3.400% 09/06/1995 ..........................           1,500        1,500,000
Town of Hempstead BAN Series A
   (DOUBLE DAGGER) [MIG-]
   5.500% 03/01/1996 ..........................           1,000        1,003,655
Town of Rotterdam IDA Rotterdam
   Industrial Park Project Series 1983
   A DN/ (Chemical Bank LOC) (DAGGER) [P-1]
   3.500% 09/07/1995 ..........................           1,500        1,500,000
Triborough Bridge and Tunnel
   Authority DN / (FGIC Insurance) (DAGGER)
   [A-1+]
   3.300% 09/07/1995 ..........................           3,400        3,400,000
Triborough Bridge & Tunnel Authority
   New York Beneficial Interest Certificates
   DN / (Citibank LOC) (DAGGER) [AAA]
   3.800% 09/15/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                      73,835,100
                                                                   -------------


                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                                       Value
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--98.4%
   (Cost $73,835,100*).........................                      $73,835,100
OTHER ASSETS IN EXCESS
   OF LIABILITIES--1.6% .......................                        1,167,433
                                                                   -------------
NET ASSETS (Applicable to 60,342,868 Bedford
   shares, 14,671,471 Janney Montgomery Scott
   shares and 800 other shares)--100.0%                             $75,002,533
                                                                   =============
NET ASSET VALUE, offering and
   redemption price per share
   ($75,002,533 / $75,015,139).................                            $1.00
                                                                           =====

*                Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 1995 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER)  Put Bonds -- Maturity date shown is the put date.

The Moody's Investor Service, Inc. and Standard & Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1995. These ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN  .................................................................Demand Note
GO  .........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB  ..............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RB  ................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP.................................................Tax Exempt Commercial Paper
TRAN...........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995
INVESTMENT INCOME
   Interest ............................   $ 1,958,085
                                           -----------
EXPENSES
   Investment advisory fees ............       187,660
   Administration fees .................        53,617
   Distribution fees ...................       292,210
   Directors' fees .....................           477
   Custodian fees ......................        20,690
   Transfer agent fees .................        79,747
   Legal fees ..........................         5,131
   Audit fees ..........................         3,019
   Registration fees ...................         9,405
   Organization expense ................         7,151
   Insurance expense ...................         1,543
   Printing expense ....................         3,121
   Miscellaneous .......................           422
                                           -----------
                                               664,193
   Less fees waived ....................      (234,441)
   Less expense reimbursement by advisor       (12,656)

                                           -----------
      TOTAL EXPENSES ...................       417,096
                                           -----------
NET INVESTMENT INCOME ..................     1,540,989
                                           -----------
NET REALIZED LOSS ON INVESTMENTS .......           (89)
                                           -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $ 1,540,900
                                           ===========


STATEMENT OF CHANGES IN NET ASSETS
                                    FOR THE         FOR THE
                                   YEAR ENDED      YEAR ENDED
                                AUGUST 31, 1995  AUGUST 31, 1994
                                  ------------    ------------
Increase (decrease) in net assets:
Operations:

   Net Investment Income .....    $  1,540,989    $  1,093,238
   Net loss on investments ...             (89)           (323)
                                  ------------    ------------
   Net increase in net assets
     resulting from
     operations ..............       1,540,900       1,092,915
                                  ------------    ------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0290 and
     $.0198, respectively,
     per share) ..............      (1,455,172)     (1,093,238)
   Janney Montgomery Scott
     shares ($.0062 per share
     for 1995) ...............         (85,817)           --
                                  ------------    ------------
     Total dividends to
       shareholders ..........      (1,540,989)     (1,093,238)
                                  ------------    ------------
   Net capital share
     transactions ............      22,779,960      (3,454,721)
                                  ------------    ------------
Total increase (decrease)
   in net assets .............      22,779,871      (3,455,044)
Net Assets:
   Beginning of year .........      52,222,662      55,677,706
                                  ------------    ------------
   End of year ...............    $ 75,002,533    $ 52,222,662
                                  ============    ============

                 See Accompanying Notes to Financial Statements.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (C)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                             New York
                                                                                          Government          Municipal
                                                    Money Market     Municipal Money   Obligations Money    Money Market
                                                      Portfolio      Market Portfolio  Market Portfolio       Portfolio
                                                   ----------------  ----------------  ----------------   ----------------
                                                    For the Period    For the Period    For the  Period    For the Period
                                                     June 12, 1995     June 12, 1995     June 12, 1995      June 9, 1995
                                                   (Commencement of  (Commencement of  (Commencement of   (Commencement of
                                                    Operations) to    Operations) to    Operations) to     Operations) to
                                                   August 31, 1995   August 31, 1995   August 31, 1995    August 31, 1995
                                                   ---------------   ---------------   ---------------    ---------------
Net asset value, beginning of period .............   $       1.00      $       1.00      $       1.00       $       1.00
                                                     ------------      ------------      ------------       ------------
Income from investment operations:
  Net investment income ..........................         0.0112            0.0063            0.0109             0.0062
                                                     ------------      ------------      ------------       ------------
    Total from investment operations .............         0.0112            0.0063            0.0109             0.0062
                                                     ------------      ------------      ------------       ------------
Less distributions
  Dividends (from net investment income) .........        (0.0112)          (0.0063)          (0.0109)           (0.0062)
                                                     ------------      ------------      ------------       ------------
    Total distributions ..........................        (0.0112)          (0.0063)          (0.0109)           (0.0062)
                                                     ------------      ------------      ------------       ------------
Net asset value, end of period ...................   $       1.00      $       1.00      $       1.00       $       1.00
                                                     ============      ============      ============       ============
Total Return .....................................          5.30%(b)          2.87%(b)          5.03%(b)           2.72%(b)
Ratios /Supplemental Data
  Net assets, end of period ......................   $443,644,599      $113,225,932      $302,584,844       $ 14,671,453
  Ratios of expenses to average net assets .......          1.00%(a)(b)       1.00%(a)(b)       1.00%(a)(b)        1.00%(a)(b)
  Ratios of net investment income to average
     net assets ..................................          5.04%(b)          2.83%(b)          4.91%(b)           2.68%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.30% annualized for the period ended August 31, 1995. For the Government Obligations Money Market Portfolio, the ratio of expenses to average net assets would have been 1.28% annualized for the period ended August 31, 1995. For the New York Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.41% annualized for the period ended August 31, 1995.
(b)  Annualized.
(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1995

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.2 billion shares are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Fund, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Funds, the Warburg Pincus Family and the Bradford Family. The Janney Montgomery Scott Money Funds represents interests in four portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York State or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

         Portfolio                               Annual Rate
---------------------------       --------------------------------------------
Money Market and Government       .45% of first $250 million of net assets;
  Obligations Money Market        .40% of next $250 million of net assets;
  Portfolios                      .35% of net assets in excess of $500 million.

Municipal Money Market and        .35% of first $250 million of net assets;
  New York Municipal Money        .30% of next $250 million of net assets;
  Market Portfolios               .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1995, advisory fees and waivers for the four investment portfolios were as follows:

                                                           Gross                                             Net
                                                         Advisory                                         Advisory
                                                            Fee                     Waiver                   Fee
                                                       --------------            --------------         -------------
     Money Market Portfolio                              $4,864,529               $(2,589,832)            $2,274,697
     Municipal Money Market Portfolio                     1,109,073                (1,041,321)                67,752
     Government Obligations Money Market Portfolio        1,178,485                  (398,363)               780,122
     New York Municipal Money Market Portfolio              187,660                  (187,660)                    --

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1995, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:

                                                                   Gross                                        Net
                                                              Transfer Agency                             Transfer Agency
                                                                    Fee                   Waiver                Fee
                                                              ---------------         --------------      ---------------
Money Market Portfolio
     Bedford Class                                              $ 1,329,085                $   --           $ 1,329,085
     Cash Preservation Class                                          8,313                (7,540)                  773
     Janney Montgomery Scott Class                                  175,935               (65,014)              110,921
     RBB Class                                                        8,210                (8,010)                  200
     Sansom Street Class                                             14,595                    --                14,595
                                                                -----------              --------           -----------
        Total Money Market Portfolio                            $ 1,536,138              $(80,564)          $ 1,455,574
                                                                ===========              ========           ===========
Municipal Money Market Portfolio
     Bedford Class                                               $   96,491                $   --             $  96,491
     Bradford Class                                                  57,980                    --                57,980
     Cash Preservation Class                                          8,669                (7,896)                  773
     Janney Montgomery Scott Class                                   44,239                    --                44,239
     RBB Class                                                        8,442                (8,417)                   25
                                                                -----------              --------           -----------
        Total Municipal Money Market Portfolio                  $   215,821             $ (16,313)           $  199,508
                                                                ===========              ========           ===========
Government Obligations Money Market Portfolio
     Bedford Class                                                $  54,468                $   --             $  54,468
     Bradford Class                                                  21,155                    --                21,155
     Janney Montgomery Scott Class                                  109,647               (99,130)               10,517
                                                                -----------              --------           -----------
        Total Government Obligations Money Market Portfolio     $   185,270             $ (99,130)            $  86,140
                                                                ===========              ========           ===========
New York Municipal Money Market Portfolio
     Bedford Class                                               $   70,788                $   --             $  70,788
     Janney Montgomery Scott Class                                    8,959                    --                 8,959
                                                                -----------              --------           -----------
        Total New York Municipal Money Market Portfolio          $   79,747                $   --             $  79,747
                                                                ===========              ========           ===========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for a Portfolio. For the year ended August 31, 1995, administration fees and waivers for the two portfolios were as follows:

                                                  Gross                                      Net
                                              Administration                            Administration
                                                   Fee                Waiver                 Fee
                                              --------------      --------------        --------------
Municipal Money Market Portfolio               $ 328,023          $     (6,233)           $  321,790
New York Municipal Money Market Portfolio         53,617               (44,657)                8,960

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     Counsellors may, at its discretion, voluntarily waive all or any portion of its distribution fee. For the year ended August 31, 1995, distribution fees and waivers for each class were as follows:

                                                                  Gross                                     Net
                                                              Distribution                              Distribution
                                                                   Fee                   Waiver             Fee
                                                              --------------          --------------    ------------
Money Market Portfolio
     Bedford Class                                              $ 4,414,365             $   --           $ 4,414,365
     Cash Preservation Class                                            931                 --                   931
     Janney Montgomery Scott Class                                  569,268                 --               569,268
     RBB Class                                                          209                 --                   209
     Sansom Street Class                                            228,060                 --               228,060
                                                                -----------           ---------          -----------
        Total Money Market Portfolio                            $ 5,212,833             $   --           $ 5,212,833
                                                                ===========           =========          ===========
Municipal Money Market Portfolio
     Bedford Class                                              $ 1,088,864             $   --           $ 1,088,864
     Bradford Class                                                 599,080                 --               599,080
     Cash Preservation Class                                            814                 --                   814
     Janney Montgomery Scott Class                                  148,984                 --               148,984
     RBB Class                                                           20                 --                    20
                                                                -----------           ---------          -----------
        Total Municipal Money Market Portfolio                  $ 1,837,762             $   --           $ 1,837,762
                                                                ===========           =========          ===========
Government Obligations Money Market Portfolio
     Bedford Class                                               $  913,275             $   --            $  913,275
     Bradford Class                                                 234,193                 --               234,193
     Janney Montgomery Scott Class                                  394,910                 --               394,910
                                                                -----------           ---------          -----------
        Total Government Obligations Money Market Portfolio     $ 1,542,378             $   --           $ 1,542,378
                                                                ===========           =========          ===========
New York Municipal Money Market Portfolio
     Bedford Class                                               $  272,930           $ (2,124)           $  270,806
     Janney Montgomery Scott Class                                   19,280                 --                19,280
                                                                -----------           ---------          -----------
        Total New York Municipal Money Market Portfolio          $  292,210           $ (2,124)           $  290,086
                                                                ===========           =========          ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1995, service organization fees were $391,361 for the Money Market Portfolio and $0 for the Municipal Money Market Portfolio.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                            Municipal Money Market
                                       Money Market Portfolio                     Portfolio
                                ----------------------------------    ----------------------------------
                                    For the           For the            For the             For the
                                   Year Ended        Year Ended         Year Ended         Year Ended
                                August 31, 1995    August 31, 1994    August 31, 1995    August 31, 1994
                                ---------------    ---------------    ---------------    ---------------
                                     Value              Value              Value               Value
                                ---------------    ---------------    ---------------    ---------------
Shares sold:
   Bedford Class                $ 2,966,911,277    $ 2,789,452,640    $ 1,104,088,188    $ 1,292,822,671
   Bradford Class                          --                 --          474,166,249        448,473,166
   Cash Preservation Class               84,527            908,824            175,548            271,085
   Janney Montgomery
     Scott Class                    855,058,809               --          208,067,881               --
   RBB Class                             31,504             43,426              5,004              1,400
   Sansom Street Class            1,864,628,110      1,517,145,765               --               15,321

Shares issued in reinvestment
  of dividends:
   Bedford Class                     37,681,204         20,973,730          5,576,408          4,271,511
   Bradford Class                          --                 --            3,126,860          1,855,281
   Cash Preservation Class               11,226             26,123              5,478              2,566
   Janney Montgomery
     Scott Class                      4,534,944               --              662,565               --
   RBB Class                              2,500              1,551                146                 90
   Sansom Street Class               16,689,941          7,714,640               --                   20

Shares repurchased:
   Bedford Class                 (2,779,499,052)    (2,881,789,878)    (1,093,651,142)    (1,330,256,087)
   Bradford Class                          --                 --         (466,448,018)      (427,210,857)
   Cash Preservation Class              (91,268)        (1,932,859)          (220,601)          (229,848)
   Janney Montgomery
     Scott Class                   (415,944,656)              --          (95,506,391)                --
   RBB Class                            (23,917)           (57,526)            (5,072)            (1,902)
   Sansom Street Class           (1,813,444,951)    (1,341,896,149)              --              (16,473)
                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease)         $   736,630,198    $   110,590,287    $   140,043,103    $   (10,002,056)
                                ===============    ===============    ===============    ===============
Janney Montgomery
  Scott Shares authorized           700,000,000        700,000,000        200,000,000        200,000,000
                                ===============    ===============    ===============    ===============

                                     Government Obligations                   New York Municipal
                                     Money Market Portfolio                 Money Market Portfolio
                                ----------------------------------    ----------------------------------
                                    For the           For the            For the            For the
                                  Year Ended         Year Ended         Year Ended         Year Ended
                                August 31, 1995    August 31, 1994    August 31, 1995    August 31,1994
                                ---------------    ---------------    ----------------   ---------------
                                     Value               Value              Value             Value
                                ---------------    ---------------    ----------------   ---------------
Shares sold:
   Bedford Class                $   461,728,190    $   490,275,372    $   503,711,090    $   543,082,091
   Bradford Class                   192,414,935        160,520,309               --                 --
   Cash Preservation Class                 --                 --                 --                 --
   Janney Montgomery
     Scott Class                    533,143,649               --           32,643,504               --
   RBB Class                               --                 --                 --                 --
   Sansom Street Class                     --                 --                 --                 --

Shares issued in reinvestment
  of dividends:
   Bedford Class                      7,147,384          4,963,642          1,425,782          1,071,499
   Bradford Class                     2,029,050          1,078,122               --                 --
   Cash Preservation Class                 --                 --                 --                 --
   Janney Montgomery
     Scott Class                      3,065,158               --               78,024               --
   RBB Class                               --                 --                 --                 --
   Sansom Street Class                     --                 --                 --                 --

Shares repurchased:
   Bedford Class                   (471,908,601)      (542,581,763)      (497,028,383)      (547,608,311)
   Bradford Class                  (187,671,346)      (172,393,557)              --                 --
   Cash Preservation Class                 --                 --                 --                 --
   Janney Montgomery
     Scott Class                   (233,648,311)              --          (18,050,057)              --
   RBB Class                               --                 --                 --                 --
   Sansom Street Class                     --                 --                 --                 --
                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease)         $   306,300,108    $   (58,137,875)   $    22,779,960    $    (3,454,721)
                                ===============    ===============    ===============    ===============
Janney Montgomery
  Scott Shares authorized           500,000,000        500,000,000        100,000,000        100,000,000
                                ===============    ===============    ===============    ===============

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 4. NET ASSETS

     At August 31, 1995, net assets consisted of the following:

                                                                               Government         New York
                                                             Municipal         Obligations        Municipal
                                         Money Market       Money Market       Money Market      Money Market
                                          Portfolio          Portfolio          Portfolio         Portfolio
                                       ---------------    ---------------    ---------------   ---------------

Capital paid-in
   Bedford Class                       $   935,832,262    $   198,494,293    $   163,391,651   $    60,342,868
   Bradford Class                                 --          110,935,556         46,506,635              --
   Cash Preservation Class                     235,665            161,271               --                --
   Janney Montgomery Scott Class           443,649,097        113,224,055        302,560,496        14,671,471
   RBB Class                                    55,401              4,939               --                --
   Sansom Street Class                     441,618,989               --                 --                --
   Other Classes                                   800                800                800               800

Accumulated net realized gain (loss)
  on investments
   Bedford Class                               (10,838)           (69,480)             6,263           (12,588)
   Bradford Class                                 --                  546              2,163              --
   Cash Preservation Class                          (2)                 6               --                --
   Janney Montgomery Scott Class                (4,498)             1,877             24,348               (18)
   RBB Class                                      --                 --                 --                --
   Sansom Street Class                          (5,188)              --                 --                --
                                       ---------------    ---------------    ---------------   ---------------
                                       $ 1,821,371,688    $   422,753,863    $   512,492,356   $    75,002,533
                                       ===============    ===============    ===============   ===============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1995, capital loss carryovers were available to offset future realized gains as follows: $20,526 in the Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003; $67,051 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002; and $12,606 in the New York Municipal Money Market Portfolio of which $10,939 expires in 1998, $1,256 expires in 1999, $322 expires in 2002 and $89 expires in 2003.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Bedford, Cash Preservation, RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bedford, Bradford, Cash Preservation, and RBB. The Fund currently offers two other classes of shares representing interests in the Government Obligations Money Market Portfolio: Bedford and Bradford. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market
Portfolio: Bedford. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BEDFORD FAMILY

                                                                 Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ------------    ------------    ------------    ------------    ------------
Income from investment operations:
  Net investment income...........          0.0486          0.0278          0.0243         0.0375           0.0629
  Net gains on securities (both
   realized and unrealized).......              --              --              --         0.0007               --
                                      ------------    ------------    ------------    ------------    ------------
    Total from investment
      operations..................          0.0486          0.0278          0.0243          0.0382          0.0629
                                      ------------    ------------    ------------    ------------    ------------
Less distributions
  Dividends (from net investment
   income)........................         (0.0486)        (0.0278)        (0.0243)        (0.0375)        (0.0629)
  Distributions (from capital
   gains).........................              --              --              --         (0.0007)             --
                                      ------------    ------------    ------------    ------------    ------------
     Total distributions..........         (0.0486)        (0.0278)        (0.0243)        (0.0382)        (0.0629)
                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ============    ============    ============    ============    ============
Total Return......................           4.97%           2.81%           2.46%           3.89%           6.48%
Ratios /Supplemental Data
  Net assets, end of year.........    $935,821,424    $710,737,481    $782,153,438    $736,841,928    $747,530,400
   Ratios of expenses to average
      net assets..................          .96%(a)         .95%(a)         .95%(a)         .95%(a)         .92%(a)
  Ratios of net investment income
   to average net assets .........           4.86%           2.78%           2.43%           3.75%           6.29%


                                                             Municipal Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ------------    ------------    ------------   ------------    ------------
Income from investment operations:
  Net investment income...........          0.0297          0.0195          0.0195         0.0287          0.0431
  Net gains on securities (both
   realized and unrealized).......              --              --              --             --              --
                                      ------------    ------------    ------------   ------------    ------------
    Total from investment
      operations..................          0.0297          0.0195          0.0195         0.0287          0.0431
                                      ------------    ------------    ------------   ------------    ------------
Less distributions
  Dividends (from net investment
   income)........................         (0.0297)        (0.0195)        (0.0195)       (0.0287)        (0.0431)
  Distributions (from capital
   gains).........................              --              --              --             --              --
                                      ------------    ------------    ------------   ------------    ------------
     Total distributions..........         (0.0297)        (0.0195)        (0.0195)       (0.0287)        (0.0431)
                                      ------------    ------------    ------------   ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ============    ============    ============   ============    ============
Total Return......................           3.01%           1.97%           1.96%          2.90%           4.40%
Ratios /Supplemental Data
  Net assets, end of year.........    $198,424,813    $182,480,069    $215,577,193   $176,949,886    $215,139,746
   Ratios of expenses to average
      net assets..................          .82%(a)         .77%(a)         .77%(a)        .77%(a)         .74%(a)
  Ratios of net investment income
   to average net assets .........           2.97%           1.95%           1.95%          2.87%           4.31%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.17%, 1.16%, 1.19%, 1.20% and 1.17% for the years ended August 31, 1995, 1994,
    1993,1992 and 1991, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.12%, 1.16%, 1.15% and 1.13% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BEDFORD FAMILY

                                               Government Obligations Money Market Portfolio
                             -------------------------------------------------------------------------------
                                  For the       For the          For the          For the        For the
                                Year Ended     Year Ended      Year Ended       Year Ended     Year Ended
                             August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                             --------------- --------------- --------------- --------------- ---------------
Net asset value,
  beginning of year........    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                               ------------    ------------    ------------    ------------    ------------
Income from investment
  operations:
  Net investment income....          0.0475          0.0270          0.0231          0.0375          0.0604
  Net gains on securities..
   (both realized and
   unrealized).............              --              --              --          0.0009              --
                               ------------    ------------    ------------    ------------    ------------
     Total from investment
      operations...........          0.0475          0.0270          0.0231          0.0384          0.0604
                               ------------    ------------    ------------    ------------    ------------

Less distributions
  Dividends (from net
   investment income)......         (0.0475)        (0.0270)        (0.0231)        (0.0375)        (0.0604)
  Distributions (from
   capital gains)..........              --              --              --         (0.0009)             --
                               ------------    ------------    ------------    ------------    ------------
    Total distributions....         (0.0475)        (0.0270)        (0.0231)        (0.0384)        (0.0604)
                               ------------    ------------    ------------    ------------    ------------
Net asset value,
  end of year..............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                               ============    ============    ============    ============    ============
Total Return...............           4.86%           2.73%           2.33%           3.91%           6.21%
Ratios /Supplemental Data
  Net assets, end of year..    $163,397,914    $166,417,793    $213,741,440    $225,100,981    $368,898,941
  Ratios of expenses to
   average net assets......         .975%(a)        .975%(a)        .975%(a)        .975%(a)         .95%(a)
  Ratios of net investment
   income to average
   net assets..............           4.75%           2.70%           2.31%           3.75%           6.04%

                                               New York Municipal Money Market Portfolio
                             -------------------------------------------------------------------------------
                                 For the         For the         For the         For the         For the
                               Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                             August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                             --------------- --------------- --------------- --------------  ---------------
Net asset value,
  beginning of year........    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                               ------------    ------------    ------------    ------------    ------------
Income from investment
  operations:
  Net investment income....          0.0290          0.0198          0.0234          0.0300          0.0369
  Net gains on securities..
   (both realized and
   unrealized).............              --              --              --              --              --
                               ------------    ------------    ------------    ------------    ------------
     Total from investment
      operations...........          0.0290          0.0198          0.0234          0.0300          0.0369
                               ------------    ------------    ------------    ------------    ------------

Less distributions
  Dividends (from net
   investment income)......         (0.0290)        (0.0198)        (0.0234)        (0.0300)         (0.0369)
  Distributions (from
   capital gains)..........              --              --              --              --              --
                               ------------    ------------    ------------    ------------    ------------
    Total distributions....         (0.0290)        (0.0198)        (0.0234)        (0.0300)        (0.0369)
                               ------------    ------------    ------------    ------------    ------------
Net asset value,
  end of year..............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                               ============    ============    ============    ============    ============
Total Return...............           2.94%           2.00%           2.37%           3.04%           3.76%
Ratios /Supplemental Data
  Net assets, end of year..    $ 60,330,280    $ 52,221,862    $ 55,676,706    $ 40,750,824    $ 34,183,414
  Ratios of expenses to
   average net assets......          .76%(a)         .50%(a)         .14%(a)         .33%(a)         .89%(a)
  Ratios of net investment
   income to average
   net assets..............           2.90%           1.98%           2.34%           3.00%           3.69%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13%, 1.17%, 1.18%, 1.12% and 1.13% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.22%, 1.20%, 1.20%, 1.22% and 1.25% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                                                                                                             For the Period
                                                            For the          For the          For the       January 10, 1992
                                                             Year             Year             Year         (Commencement of
                                                             Ended            Ended            Ended         Operations) to
                                                         August 31, 1995  August 31, 1994  August 31, 1993   August 31, 1992
                                                         ---------------  ---------------  ---------------   ---------------
     Net asset value, beginning of period ..............   $       1.00    $       1.00      $       1.00      $      1.00
                                                           ------------    ------------      ------------      -----------
     Income from investment operations:
       Net investment income ...........................         0.0475          0.0270            0.0231           0.0208
       Net gains on securities (both realized
          and unrealized)...............................           --              --                --             0.0009
                                                           ------------    ------------      ------------      -----------
         Total from investment operations ..............         0.0475          0.0270            0.0231           0.0217
                                                           ------------    ------------      ------------      -----------
     Less distributions
       Dividends (from net investment income) ..........        (0.0475)        (0.0270)          (0.0231)         (0.0208)
       Distributions (from capital gains) ..............           --              --                --            (0.0009)
                                                           ------------    ------------      ------------      -----------
         Total distributions ...........................        (0.0475)        (0.0270)          (0.0231)         (0.0217)
                                                           ------------    ------------      ------------      -----------
     Net asset value, end of period ....................   $       1.00    $       1.00      $       1.00      $      1.00
                                                           ============    ============      ============      ===========
     Total Return ......................................          4.86%           2.73%             2.33%            3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period .......................   $ 46,508,798    $ 39,732,414      $ 50,522,979      $42,476,965
       Ratios of expenses to average net assets ........          .975%(a)        .975%(a)          .975%(a)          .975%(a)(b)
       Ratios of net investment income to average
          net asset ....................................          4.75%           2.70%             2.31%             3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.13%, 1.18% and 1.18% for the years ended August 31, 1995, 1994, and 1993, respectively and 1.15% annualized for the period ended August 31, 1992.
(b)  Annualized.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES
                                                                                                        For the Period
                                                For the             For the             For the        January 10, 1992
                                                 Year                Year                Year          (Commencement of
                                                 Ended               Ended               Ended          Operations) to
                                            August 31, 1995     August 31, 1994     August 31, 1993     August 31, 1992
                                           ----------------    ----------------    ----------------    ----------------
Net asset value, beginning of period ...   $           1.00    $           1.00    $           1.00    $           1.00
                                           ----------------    ----------------    ----------------    ----------------
Income from investment operations:
  Net investment income ................             0.0297              0.0195              0.0195              0.0154
                                           ----------------    ----------------    ----------------    ----------------
    Total from investment operations ...             0.0297              0.0195              0.0195              0.0154
                                           ----------------    ----------------    ----------------    ----------------
Less distributions
  Dividends (from net investment income)            (0.0297)            (0.0195)            (0.0195)            (0.0154)
                                           ----------------    ----------------    ----------------    ----------------
    Total distributions ................            (0.0297)            (0.0195)            (0.0195)            (0.0154)
                                           ----------------    ----------------    ----------------    ----------------
Net asset value, end of period .........   $           1.00    $           1.00    $           1.00    $           1.00
                                           ================    ================    ================    ================
Total Return ...........................              3.01%               1.97%               1.96%               2.42%(b)
Ratios /Supplemental Data
  Net assets, end of period ............   $    110,936,102    $    100,089,172    $     76,975,393    $     69,586,281
  Ratios of expenses to average
     net assets ........................               .82%(a)             .77%(a)             .77%(a)             .77%(a)(b)
  Ratios of net investment income
     to average net assets .............              2.97%               1.95%               1.95%               2.40%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.14%, 1.11% and 1.16% for the years ended August 31, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

                     THE JANNEY MONTGOMERY SCOTT MONEY FUNDS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1995

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY
                                                                              Money Market Portfolio
                                             -------------------------------------------------------------------------------------
                                                 For the             For the         For the         For the          For the
                                               Year Ended          Year Ended      Year Ended       Year Ended       Year Ended
                                             August 31, 1995    August 31, 1994  August 31, 1993  August 31, 1992  August 31, 1991
                                             ---------------    ---------------  ---------------  ---------------  ---------------

Net  asset value, beginning of year ........   $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                               -------------    -------------    -------------    -------------    -------------
Income from investment operations:
   Net investment income ...................          0.0543           0.0334           0.0304           0.0435           0.0684
  Net gains on securities (both realized
   and unrealized) .........................            --               --               --             0.0007             --
                                               -------------    -------------    -------------    -------------    -------------
     Total from investment operations ......          0.0543           0.0334           0.0304           0.0442           0.0684
                                               -------------    -------------    -------------    -------------    -------------
Less distributions
  Dividends (from net investment income) ...         (0.0543)         (0.0334)         (0.0304)         (0.0435)         (0.0684)
  Distributions (from capital gains) .......            --               --               --            (0.0007)            --
                                               -------------    -------------    -------------    -------------    -------------
     Total distributions ...................         (0.0543)         (0.0334)         (0.0304)         (0.0442)         (0.0684)
                                               -------------    -------------    -------------    -------------    -------------
Net asset value, end of year ...............   $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                               =============    =============    =============    =============    =============
Total Return ...............................           5.57%            3.39%            3.08%            4.51%            7.06%
Ratios /Supplemental Data
   Net assets, end of year .................   $ 441,613,801    $ 373,745,178    $ 190,794,098    $ 228,078,764    $ 138,417,995
  Ratios of expenses to average net assets .            .39%(a)          .39%(a)          .34%(a)          .35%(a)          .37%(a)
  Ratios of net investment income to average
   net assets ..............................           5.43%            3.34%            3.04%            4.35%            6.84%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59%, .60%, .60%, .61% and .61% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

==============================================================================





INVESTMENT ADVISER
PNC Institutional Management Corporation
Wilmington, Delaware


CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania


ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware


COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania




==============================================================================



                                     [Logo]


THE JANNEY
MONTGOMERY SCOTT
MONEY FUNDS


MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------


ANNUAL REPORT
AUGUST 31, 1995
==============================================================================